Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Total inventories	$ 370,716	$ 214,465
Less: current portion of inventories	(346,507)	(214,465)
Non-current portion of inventories	24,209	0
Costs of inventories recognized as expense	1,121,471	683,598
Production costs	841,297	515,636
Depreciation and amortisation expense	253,453	147,289
NRV adjustments to inventory	(400)	24,300
Inventories, at net realisable value	151,500	143,600
Escobal mine [member]
Disclosure of inventories [Line Items]
Supplies	16,900
Concentrate [member]
Disclosure of inventories [Line Items]
Total inventories	17,433	19,286
Stockpile ore [member]
Disclosure of inventories [Line Items]
Total inventories	27,708	3,945
Non-current portion of inventories	1,200	2,500
Stockpile ore [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge		(11,200)
Stockpile ore [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	5,000
Heap leach and in process [member]
Disclosure of inventories [Line Items]
Total inventories	169,751	113,199
Non-current portion of inventories	74,500	75,300
Heap leach and in process [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	39,300	(28,900)
Dore and finished [member]
Disclosure of inventories [Line Items]
Total inventories	67,820	30,736
Dore and finished [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge		(7,500)
Dore and finished [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	2,900
Materials and supplies [member]
Disclosure of inventories [Line Items]
Total inventories	$ 88,004	$ 47,299